Minimum Rent Payments Required Under Operating Leases that have Initial or Remaining Non-Cancellable Lease Terms in Excess of One Year (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Schedule of Operating Leases [Line Items]
2015	¥ 9,306
2016	7,595
2017	5,807
2018	4,467
2019	3,351
Thereafter	8,758
Total minimum rent payments	¥ 39,284